Financial Liabilities at Fair Value through Profit or Loss - Schedule of Issued Convertible Promissory Notes (Details) - Convertible Promissory Notes [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of financial liabilities [line items]
Issuance amount (in Dollars)	$ 2,725,471
Shareholders A [Member]
Disclosure of financial liabilities [line items]
Issuance date	Jan. 02, 2024
Issuance amount (in Dollars)	$ 509,041
Interest rate	10.00%
Shareholders B [Member]
Disclosure of financial liabilities [line items]
Issuance date	Jan. 04, 2024
Issuance amount (in Dollars)	$ 300,000
Interest rate	10.00%
Shareholders One A [Member]
Disclosure of financial liabilities [line items]
Issuance date	Mar. 06, 2024
Issuance amount (in Dollars)	$ 250,000
Interest rate	10.00%
Shareholders C [Member]
Disclosure of financial liabilities [line items]
Issuance date	Mar. 19, 2024
Issuance amount (in Dollars)	$ 100,000
Interest rate	10.00%
Shareholders D [Member]
Disclosure of financial liabilities [line items]
Issuance date	Mar. 20, 2024
Issuance amount (in Dollars)	$ 66,430
Interest rate	10.00%
Shareholders E [Member]
Disclosure of financial liabilities [line items]
Issuance date	May 16, 2024
Issuance amount (in Dollars)	$ 100,000
Interest rate	10.00%
Shareholders F [Member]
Disclosure of financial liabilities [line items]
Issuance date	Jun. 03, 2024
Issuance amount (in Dollars)	$ 150,000
Interest rate	10.00%
Shareholders G [Member]
Disclosure of financial liabilities [line items]
Issuance date	Aug. 15, 2024
Issuance amount (in Dollars)	$ 150,000
Interest rate	10.00%
Shareholders H [Member]
Disclosure of financial liabilities [line items]
Issuance date	Sep. 12, 2024
Issuance amount (in Dollars)	$ 100,000
Interest rate	10.00%
Shareholders I [Member]
Disclosure of financial liabilities [line items]
Issuance date	Oct. 23, 2024
Issuance amount (in Dollars)	$ 1,000,000
Interest rate	10.00%